Fair Value of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets, Carrying amount:
Policy loans	$ 318	$ 275	$ 253
Financial assets, Fair value:
Policy loans		275	253
Financial liabilities, Carrying amount :
Investment contracts		729,819	664,924
Financial liabilities, Fair value:
Investment contracts	878,293
Investment contracts	879,083	730,455	665,404
Fair Value, Inputs, Level 2
Financial assets, Carrying amount:
Policy loans	318
Financial assets, Fair value:
Policy loans		275	253
Fair Value, Inputs, Level 3
Financial liabilities, Fair value:
Investment contracts	$ 879,083	$ 730,455	$ 665,404